Commitments and Contingencies (Details Narrative) - CAD ($)	1 Months Ended					3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jul. 31, 2020	Jan. 31, 2020	Nov. 19, 2019	Sep. 30, 2019	Nov. 30, 2019	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement [Line Items]
Financial guarantee liability							$ 182,200	$ 0	$ 0
GSB [Member]
Statement [Line Items]
Non-brokered private placements					$ 15,000,000
Settlement of legal claims		$ 120,000					120,000
Claim amount for finders fee					$ 600,000
Bio V Pharma Inc [Member]
Statement [Line Items]
Claim amount for premises sub-leased			$ 395,000
Chief Executive Officer [Member]
Statement [Line Items]
Issuance of stock options				600,000
Claim amount termination of employment						$ 1,000,000
Olymbec Development Inc. [Member]
Statement [Line Items]
Monthly lease payment	$ 45,293						$ 67,939